LIQUIDITY AND GOING CONCERN (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 4,236,173	$ 5,432,893	$ 1,466,690	$ 441,745
Net cash used in operating activities	$ 11,386,713	$ 14,603,459	$ (604,994)	$ (1,335,056)